DEPRECIATION AND AMORTIZATION	12 Months Ended
Jan. 01, 2023
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION	DEPRECIATION AND AMORTIZATION:

	2022	2021

Depreciation of property, plant and equipment (note 9)	$102,314	$92,176
Depreciation of right-of-use assets (note 10)	14,777	13,973
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(11,317)	11,177
Amortization of intangible assets, excluding software (note 11)	13,755	12,818
Amortization of software (note 11)	5,397	5,258
Depreciation and amortization included in net earnings	$124,926	$135,402